Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key Sources of Estimation Uncertainty (Details) [Line Items]
Buildings, machinery and equipment estimated useful lives	Management estimates the useful lives of these buildings, machinery and equipment to be within 5 to 20 years.
Impairment losses
Level 2 of fair value hierarchy [member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment to carrying value down to management						$ 5,154,034
Fair value estimated cost						379,971
Estimation of construction prepayment						1,317,295
Impairment to carrying value down to management					$ 0
Level 3 of fair value hierarchy [member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment losses			13,311,557			1,248,039
Estimation of construction prepayment						$ 7,160,523
Impairment to carrying value down to management	0		0	$ 0
Land [member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment losses
Plants [member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Buildings, machinery and equipment estimated useful lives	20 years
Impairment losses			$ 13,311,557